Investments - Realized Gains (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Otti Losses On Securities	$ (10.2)	$ (46.7)	$ (122.1)
Portion Of Otti Losses Recognized In Other Comprehensive Income	0	14.4	27.6
Net Otti Losses On Securities Recognized In Earnings	(10.2)	(32.3)	(94.5)
Net Realized Capital Gains Losses Excluding Otti Losses On Securities	178.1	259.8	149.5
Realized Investment Gains (Losses)	167.9	227.5	55.0
Yield-related OTTI losses	76
Proceeds On Sales	6,278.3	7,663.4	5,506.5
Debt Securities [Member]
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Gross Realized Capital Gains	265.3	364.8	205.0
Gross Realized Capital Losses	$ 38.5	$ 43.2	$ 71.6